Consolidating Financial Statements (Unaudited)	3 Months Ended
Mar. 31, 2017
Consolidating Financial Statements of The Travelers Companies, Inc. and Subsidiaries (Unaudited) disclosure
Consolidating Financial Statements of The Travelers Companies, Inc. and Subsidiaries (Unaudited) disclosure [Text Block]

13.                                 CONSOLIDATING FINANCIAL STATEMENTS OF THE TRAVELERS COMPANIES, INC. AND SUBSIDIARIES

The following consolidating financial statements of the Company have been prepared pursuant to Rule 3-10 of Regulation S-X. These consolidating financial statements have been prepared from the Company’s financial information on the same basis of accounting as the consolidated financial statements. The Travelers Companies, Inc. (excluding its subsidiaries, TRV) has fully and unconditionally guaranteed certain debt obligations of Travelers Property Casualty Corp. (TPC), which totaled $700 million at March 31, 2017.

Prior to the merger of TPC and The St. Paul Companies, Inc. in 2004, TPC fully and unconditionally guaranteed the payment of all principal, premiums, if any, and interest on certain debt obligations of its wholly-owned subsidiary, Travelers Insurance Group Holdings, Inc. (TIGHI). Concurrent with the merger, TRV fully and unconditionally assumed such guarantee obligations of TPC. TPC is deemed to have no assets or operations independent of TIGHI. Consolidating financial information for TIGHI has not been presented herein because such financial information would be substantially the same as the financial information provided for TPC.

CONSOLIDATING STATEMENT OF INCOME (Unaudited)

For the three months ended March 31, 2017

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated
Revenues
Premiums	$4,228	$1,955	$—	$—	$6,183
Net investment income	412	194	4	—	610
Fee income	113	—	—	—	113
Net realized investment gains (losses) (1)	(4)	9	—	—	5
Other revenues	24	9	—	(2)	31

Total revenues	4,773	2,167	4	(2)	6,942

Claims and expenses
Claims and claim adjustment expenses	2,752	1,342	—	—	4,094
Amortization of deferred acquisition costs	668	335	—	—	1,003
General and administrative expenses	703	292	3	(2)	996
Interest expense	12	—	77	—	89

Total claims and expenses	4,135	1,969	80	(2)	6,182

Income (loss) before income taxes	638	198	(76)	—	760
Income tax expense (benefit)	130	54	(41)	—	143
Net income of subsidiaries	—	—	652	(652)	—

Net income	$508	$144	$617	$(652)	$617

(1)          Total other-than-temporary impairment (OTTI) for the three months ended March 31, 2017, and the amounts comprising total OTTI that were recognized in net realized investment gains (losses) and in other comprehensive income (OCI) were as follows:

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Total OTTI losses	$—	$(1)	$—	$—	$(1)
OTTI losses recognized in net realized investment gains (losses)	$(1)	$(1)	$—	$—	$(2)
OTTI gains recognized in OCI	$1	$—	$—	$—	$1

CONSOLIDATING STATEMENT OF INCOME (Unaudited)

For the three months ended March 31, 2016

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated
Revenues
Premiums	$4,085	$1,896	$—	$—	$5,981
Net investment income	376	166	2	—	544
Fee income	117	—	—	—	117
Net realized investment gains (losses) (1)	(16)	7	—	—	(9)
Other revenues	48	16	—	(11)	53

Total revenues	4,610	2,085	2	(11)	6,686

Claims and expenses
Claims and claim adjustment expenses	2,520	1,192	—	—	3,712
Amortization of deferred acquisition costs	650	321	—	—	971
General and administrative expenses	704	298	4	(11)	995
Interest expense	12	—	79	—	91

Total claims and expenses	3,886	1,811	83	(11)	5,769

Income (loss) before income taxes	724	274	(81)	—	917
Income tax expense (benefit)	199	69	(42)	—	226
Net income of subsidiaries	—	—	730	(730)	—

Net income	$525	$205	$691	$(730)	$691

(1)     Total other-than-temporary impairment (OTTI) for the three months ended March 31, 2016, and the amounts comprising total OTTI that were recognized in net realized investment gains (losses) and in other comprehensive income (OCI) were as follows:

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Total OTTI losses	$(14)	$(14)	$—	$—	$(28)
OTTI losses recognized in net realized investment gains (losses)	$(9)	$(9)	$—	$—	$(18)
OTTI losses recognized in OCI	$(5)	$(5)	$—	$—	$(10)

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (Unaudited)

For the three months ended March 31, 2017

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Net income	$508	$144	$617	$(652)	$617

Other comprehensive income:
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	93	44	7	—	144
Having credit losses recognized in the consolidated statement of income	1	(1)	—	—	—
Net changes in benefit plan assets and obligations	—	—	17	—	17
Net changes in unrealized foreign currency translation	25	16	—	—	41

Other comprehensive income before income taxes and other comprehensive income of subsidiaries	119	59	24	—	202
Income tax expense	37	16	9	—	62

Other comprehensive income, net of taxes, before other comprehensive income of subsidiaries	82	43	15	—	140

Other comprehensive income of subsidiaries	—	—	125	(125)	—

Other comprehensive income	82	43	140	(125)	140

Comprehensive income	$590	$187	$757	$(777)	$757

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (Unaudited)

For the three months ended March 31, 2016

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Net income	$525	$205	$691	$(730)	$691

Other comprehensive income:
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	485	228	1	—	714
Having credit losses recognized in the consolidated statement of income	2	3	—	—	5
Net changes in benefit plan assets and obligations	—	1	15	—	16
Net changes in unrealized foreign currency translation	94	9	—	—	103

Other comprehensive income before income taxes and other comprehensive income of subsidiaries	581	241	16	—	838
Income tax expense	181	79	7	—	267

Other comprehensive income, net of taxes, before other comprehensive income of subsidiaries	400	162	9	—	571

Other comprehensive income of subsidiaries	—	—	562	(562)	—

Other comprehensive income	400	162	571	(562)	571

Comprehensive income	$925	$367	$1,262	$(1,292)	$1,262

CONSOLIDATING BALANCE SHEET (Unaudited)

At March 31, 2017

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated
Assets
Fixed maturities, available for sale, at fair value (amortized cost $60,269)	$42,549	$18,669	$50	$—	$61,268
Equity securities, available for sale, at fair value (cost $512)	173	416	162	—	751
Real estate investments	55	871	—	—	926
Short-term securities	2,202	559	2,056	—	4,817
Other investments	2,605	889	1	—	3,495

Total investments	47,584	21,404	2,269	—	71,257

Cash	91	156	2	—	249
Investment income accrued	402	169	4	—	575
Premiums receivable	4,730	2,282	—	—	7,012
Reinsurance recoverables	5,628	2,571	—	—	8,199
Ceded unearned premiums	668	77	—	—	745
Deferred acquisition costs	1,794	193	—	—	1,987
Deferred taxes	38	201	22	—	261
Contractholder receivables	3,715	953	—	—	4,668
Goodwill	2,582	1,002	—	—	3,584
Other intangible assets	202	64	—	—	266
Investment in subsidiaries	—	—	27,118	(27,118)	—
Other assets	2,094	311	38	—	2,443

Total assets	$69,528	$29,383	$29,453	$(27,118)	$101,246

Liabilities
Claims and claim adjustment expense reserves	$32,421	$15,899	$—	$—	$48,320
Unearned premium reserves	8,918	3,896	—	—	12,814
Contractholder payables	3,715	953	—	—	4,668
Payables for reinsurance premiums	259	170	—	—	429
Debt	693	—	5,745	—	6,438
Other liabilities	3,870	989	106	—	4,965

Total liabilities	49,876	21,907	5,851	—	77,634

Shareholders’ equity
Common stock (1,750.0 shares authorized; 279.4 shares issued and outstanding)	—	390	22,724	(390)	22,724
Additional paid-in capital	11,634	6,499	—	(18,133)	—
Retained earnings	7,908	678	32,613	(8,576)	32,623
Accumulated other comprehensive income (loss)	110	(91)	(615)	(19)	(615)
Treasury stock, at cost (491.9 shares)	—	—	(31,120)	—	(31,120)

Total shareholders’ equity	19,652	7,476	23,602	(27,118)	23,612

Total liabilities and shareholders’ equity	$69,528	$29,383	$29,453	$(27,118)	$101,246

CONSOLIDATING BALANCE SHEET (Unaudited)

At December 31, 2016

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated
Assets
Fixed maturities, available for sale, at fair value (amortized cost $59,650)	$42,014	$18,452	$49	$—	$60,515
Equity securities, available for sale, at fair value (cost $504)	169	408	155	—	732
Real estate investments	56	872	—	—	928
Short-term securities	2,447	791	1,627	—	4,865
Other investments	2,569	878	1	—	3,448

Total investments	47,255	21,401	1,832	—	70,488

Cash	141	164	2	—	307
Investment income accrued	441	183	6	—	630
Premiums receivable	4,545	2,177	—	—	6,722
Reinsurance recoverables	5,664	2,623	—	—	8,287
Ceded unearned premiums	536	53	—	—	589
Deferred acquisition costs	1,741	182	—	—	1,923
Deferred taxes	216	224	25	—	465
Contractholder receivables	3,656	953	—	—	4,609
Goodwill	2,578	1,002	—	—	3,580
Other intangible assets	202	66	—	—	268
Investment in subsidiaries	—	—	27,137	(27,137)	—
Other assets	1,973	370	34	—	2,377

Total assets	$68,948	$29,398	$29,036	$(27,137)	$100,245

Liabilities
Claims and claim adjustment expense reserves	$32,168	$15,781	$—	$—	$47,949
Unearned premium reserves	8,575	3,754	—	—	12,329
Contractholder payables	3,656	953	—	—	4,609
Payables for reinsurance premiums	156	117	—	—	273
Debt	693	—	5,744	—	6,437
Other liabilities	4,106	1,239	82	—	5,427

Total liabilities	49,354	21,844	5,826	—	77,024

Shareholders’ equity
Common stock (1,750.0 shares authorized; 279.6 shares issued and outstanding)	—	390	22,614	(390)	22,614
Additional paid-in capital	11,634	6,499	—	(18,133)	—
Retained earnings	7,933	797	32,185	(8,719)	32,196
Accumulated other comprehensive income (loss)	27	(132)	(755)	105	(755)
Treasury stock, at cost (489.5 shares)	—	—	(30,834)	—	(30,834)

Total shareholders’ equity	19,594	7,554	23,210	(27,137)	23,221

Total liabilities and shareholders’ equity	$68,948	$29,398	$29,036	$(27,137)	$100,245

CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)

For the three months ended March 31, 2017

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated
Cash flows from operating activities
Net income	$508	$144	$617	$(652)	$617
Net adjustments to reconcile net income to net cash provided by (used in) operating activities	112	(16)	205	(143)	158

Net cash provided by operating activities	620	128	822	(795)	775

Cash flows from investing activities
Proceeds from maturities of fixed maturities	1,638	580	—	—	2,218
Proceeds from sales of investments:
Fixed maturities	88	100	—	—	188
Equity securities	2	19	—	—	21
Real estate investments	—	11	—	—	11
Other investments	144	51	—	—	195
Purchases of investments:
Fixed maturities	(2,191)	(864)	(1)	—	(3,056)
Equity securities	(1)	(20)	(1)	—	(22)
Real estate investments	—	(16)	—	—	(16)
Other investments	(96)	(28)	—	—	(124)
Net sales (purchases) of short-term securities	245	233	(429)	—	49
Securities transactions in course of settlement	102	53	2	—	157
Other	(70)	7	—	—	(63)

Net cash provided by (used in) investing activities	(139)	126	(429)	—	(442)

Cash flows from financing activities
Treasury stock acquired — share repurchase authorization	—	—	(225)	—	(225)
Treasury stock acquired — net employee share-based compensation	—	—	(61)	—	(61)
Dividends paid to shareholders	—	—	(190)	—	(190)
Issuance of common stock — employee share options	—	—	83	—	83
Dividends paid to parent company	(532)	(263)	—	795	—

Net cash used in financing activities	(532)	(263)	(393)	795	(393)

Effect of exchange rate changes on cash	1	1	—	—	2

Net decrease in cash	(50)	(8)	—	—	(58)
Cash at beginning of year	141	164	2	—	307

Cash at end of period	$91	$156	$2	$—	$249

Supplemental disclosure of cash flow information
Income taxes paid	$1	$1	$—	$—	$2
Interest paid	$16	$—	$27	$—	$43

CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)

For the three months ended March 31, 2016

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated
Cash flows from operating activities
Net income	$525	$205	$691	$(730)	$691
Net adjustments to reconcile net income to net cash provided by (used in) operating activities	151	(55)	115	(52)	159

Net cash provided by operating activities	676	150	806	(782)	850

Cash flows from investing activities
Proceeds from maturities of fixed maturities	1,239	507	2	—	1,748
Proceeds from sales of investments:
Fixed maturities	237	183	1	—	421
Equity securities	4	10	—	—	14
Real estate investments	—	69	—	—	69
Other investments	122	64	—	—	186
Purchases of investments:
Fixed maturities	(1,534)	(1,162)	(4)	—	(2,700)
Equity securities	(1)	(10)	(1)	—	(12)
Real estate investments	—	(7)	—	—	(7)
Other investments	(123)	(39)	—	—	(162)
Net sales (purchases) of short-term securities	(152)	317	(80)	—	85
Securities transactions in course of settlement	159	131	1	—	291
Other	(78)	(1)	—	—	(79)

Net cash provided by (used in) investing activities	(127)	62	(81)	—	(146)

Cash flows from financing activities
Treasury stock acquired — share repurchase authorization	—	—	(550)	—	(550)
Treasury stock acquired — net employee share-based compensation	—	—	(59)	—	(59)
Dividends paid to shareholders	—	—	(180)	—	(180)
Issuance of common stock — employee share options	—	—	64	—	64
Dividends paid to parent company	(565)	(217)	—	782	—

Net cash used in financing activities	(565)	(217)	(725)	782	(725)

Effect of exchange rate changes on cash	2	—	—	—	2

Net decrease in cash	(14)	(5)	—	—	(19)
Cash at beginning of year	225	153	2	—	380

Cash at end of period	$211	$148	$2	$—	$361

Supplemental disclosure of cash flow information
Income taxes paid (received)	$51	$17	$(5)	$—	$63
Interest paid	$16	$—	$26	$—	$42